Investments in associates and joint ventures	6 Months Ended
Sep. 30, 2020
Investments in associates and joint ventures.
Investments in associates and joint ventures

9   Investment in associates and joint ventures

	30 September	31 March
	2020	2020
	€m	€m
VodafoneZiggo Group Holding B.V.	1,457	1,630
INWIT S.p.A.	2,914	3,345
Indus Towers Limited	620	766
TPG Telecom Limited / Vodafone Hutchison Australia Pty Limited	22	(466)
Other	40	48
Investment in joint ventures[1,2]	5,053	5,323
Investment in associates	375	508
	5,428	5,831

Notes:

1.	Includes the financing structure agreed at the time of the merger.
2.	In the year ended 31 March 2020, the Group’s interest in Vodafone Idea Limited was reduced to €nil.

TPG Telecom Limited / Vodafone Hutchison Australia Pty Limited

On 13 July 2020, Vodafone announced that Vodafone Hutchison Australia Pty Limited (‘VHA’) and TPG Telecom Limited (‘TPG’) completed their merger to establish a fully integrated telecommunications operator in Australia. The merged entity was admitted to the Australian Securities Exchange (‘ASX’) on 30 June 2020 and is known as TPG Telecom Limited. Vodafone and Hutchison Telecommunications (Australia) Limited each own an economic interest of 25.05% in the merged unit, with the remaining 49.9% listed as free float on the ASX.

The Group recorded a gain of €1,043 million in relation to the merger, which is reported in Other income within the Consolidated income statement.

INWIT S.p.A.

On 23 April 2020, the Group completed the sale of 41.7 million shares of Infrastrutture Wireless Italiane S.p.A. (‘INWIT’), equal to approximately 4.3% of INWIT's share capital, for  €400 million. A gain of €13 million in relation to the disposal has been recorded within Other income and expense in the Consolidated Income Statement. The Group continues to hold 33.2% of INWIT’s equity shares and INWIT continues to be a joint venture of the Group.

Indus Towers Limited

On 1 September 2020, the Group announced that it had agreed to proceed with the merger of Indus Towers Limited (‘Indus’) and Bharti Infratel Limited (‘Bharti Infratel’, together the ‘Combined Company’). As a result of the merger, subject to any agreed closing adjustments, the Group expects to receive a 28.2% interest in the Combined Company, which will be accounted for using the equity method. Further details are provided in Note 13.